Note 7 - Equity Incentive Plan (Details Textual) - The 2019 Omnibus Incentive Plan [Member] - shares	4 Months Ended	13 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Aug. 29, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)			6,843,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	450,000	450,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	6,393,750	6,393,750
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years	10 years